INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Taxes on Income
Loss before taxes on income is comprised as follows:

	Year ended December 31,
	2015	2016	2017

Domestic	$(57,316)	$(60,249)	$(53,432)
Foreign	8,747	16,460	(1,518)

Loss before taxes on income	$(48,569)	$(43,789)	$(54,950)

Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2016	2017
Deferred tax assets:

Net operating loss carry-forwards	$23,750	$34,234
Capital losses carry-forwards	58	35
Research and development expenses	19,818	13,923
Tax credit carry-forwards	63	94
Depreciation difference	1,163	1,434
Accrued employees costs	1,122	1,801
Other	731	567

Deferred tax assets before valuation allowance	46,705	52,088

Valuation allowance	(46,521)	(45,094)

Deferred tax asset, net	$184	$6,994

Deferred tax liabilities:

Fixed assets	$9	$481
Intangible assets	625	6,214
Other	-	278

Deferred tax liabilities	$634	$6,973

	Year ended December 31,
	2016	2017
Deferred taxes are included in the consolidated balance sheets, as follows:

Long term receivables	$184	$772
Long term liabilities	$634	$764

Schedule of Income Taxes
Income taxes are comprised as follows:

	Year ended December 31,
	2015	2016	2017

Current	$2,872	$3,424	$4,042
Deferred	(107)	(317)	(2,719)

	$2,765	$3,107	$1,323

	Year ended December 31,
	2015	2016	2017

Domestic	$264	$49	$578
Foreign	2,501	3,058	745

	$2,765	$3,107	$1,323

Reconciliation of Effective Tax Rate to Statutory Rate
A reconciliation of the Company's theoretical income tax expense to actual income tax expense as follows:

	Year ended December 31,
	2015	2016	2017

Loss before taxes on income	$(48,569)	$(43,789)	$(54,950)

Statutory tax rate	26.5%	25%	24%

Theoretical income tax expense	(12,871)	(10,947)	(13,188)

Deferred taxes for which valuation allowance was provided, net	8,571	8,620	2,122
Non-deductible option expenses	4,969	5,224	8,528
Non-deductible expenses	532	815	1,263
Tax adjustment in respect of different tax rate of foreign subsidiary	524	(1,015)	(1,679)
Utilization of loss	327	-	-
Rate Change Impact	-	-	3,099
Foregin Tax	-	-	881
Other	713	410	297

Income tax expense	$2,765	$3,107	$1,323

Schedule of reconciliation of the opening and closing amounts of total unrecognized tax benefits
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2016	2017

Opening balance	$1,098	$1,098
Increases related to previous year tax positions	-	280

Closing balance	$1,098	$1,378